DEBT (Details) - 14% Greenhouse Mortgage - USD ($)		1 Months Ended		12 Months Ended
	Jul. 29, 2015	Sep. 30, 2016	Oct. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
DEBT (Details) - 14% Greenhouse Mortgage [Line Items]
Debt Conversion, Converted Instrument, Amount				$ 550,000
Amortization of Debt Discount (Premium)				812,505	$ 1,454,663
14% Convertible Note [Member] | The Greenhouse [Member]
DEBT (Details) - 14% Greenhouse Mortgage [Line Items]
Repayments of Convertible Debt		$ 350,000
Debt Conversion, Converted Instrument, Amount		250,000		$ 250,000
Amortization of Debt Discount (Premium)		$ 13,280
Convertible Debt			$ 600,000
Debt Instrument, Interest Rate, Effective Percentage			14.00%
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	225,000		600,000
Investment Warrants, Exercise Price (in Dollars per share)	$ 1.20		$ 4.40